Derivative Instruments and Hedging Activities - Offsetting Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Gross Amounts of Recognized Assets	$ 79,649	$ 218,036
Gross Amounts Offset in the Balance Sheet	(20,805)	(527)
Net Amounts of Assets Presented in the Balance Sheet	58,844	217,509
Net Amount	$ 58,844	$ 217,509